Government assistance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Subsidies [Line Items]
Assistance receivable	$ 0	$ 574,703
Employee Retention Credit Program
Government Subsidies [Line Items]
Amount of Emergency Wage Subsidies received	224,812	1,453,735	$ 0
Proceeds from government grants	574,703
Australia
Government Subsidies [Line Items]
Amount of Business Wage Subsidies received	$ 0	$ 208,077	$ 2,017,189